UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-10341

                     UBS TAMARACK INTERNATIONAL FUND L.L.C.
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 37th Floor
                               NEW YORK, NY 10019
               (Address of principal executive offices) (Zip code)

                                 James J. Dwyer
                        c/o UBS Financial Services, Inc.
                               51 West 52nd Street
                               NEW YORK, NY 10019
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819

                      Date of fiscal year end: DECEMBER 31

             Date of reporting period: JULY 1, 2004 - JUNE 30, 2005

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 there under (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

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                               EXCHANGE TICKER                   SHAREHOLDER
ISSUER OF PORTFOLIO SECURITY       SYMBOL           CUSIP #     MEETING DATE                SUMMARY OF MATTER VOTED ON
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                                                                               (1) Receive financial statements and annual report
                                                                               for FY '04 with the report of the Supervisory
Aareal Bank AG, Wiesbaden       ARL GY           DE0005408116    15-Jun-05     Board, the Group financial statements and the Group
                                                                               annual report.
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Aareal Bank AG, Wiesbaden       ARL GY           DE0005408116    15-Jun-05     (2) Ratify the acts of the Board of Managing
                                                                               Directors
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Aareal Bank AG, Wiesbaden       ARL GY           DE0005408116    15-Jun-05     (3) Ratify acts of the Supervisory Board
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Aareal Bank AG, Wiesbaden       ARL GY           DE0005408116    15-Jun-05     (4) Appoint PwC as Auditors for FY '05
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                                                                               (5) Authorize the Board of MDs, with the consent of
                                                                               Supervisory Board, to increase the share capital by
                                                                               up to EUR 58,300,000 through the issue of new
                                                                               bearer shares against payment in cash or kind, on
                                                                               or before 6/14/2010; shareholders subscription
                                                                               rights may be excluded for a capital increase
Aareal Bank AG, Wiesbaden       ARL GY           DE0005408116    15-Jun-05     against cash payment up to 10% of the share capital
                                                                               if the new shares are issued at a price not
                                                                               materially below the market price of identical
                                                                               shares, for residual amounts, for the granting of
                                                                               such rights to bondholders for the issue of
                                                                               employee shares of up to EUR 4,000,000 and for a
                                                                               capital increase against payments in kind.
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                                                                               (6) Authorize the Company to acquire or sell own
                                                                               shares at prices not differing more than 10% from
Aareal Bank AG, Wiesbaden       ARL GY           DE0005408116    15-Jun-05     the market price of the shares, on or before
                                                                               12/14/06; the trading portfolio of shares to be
                                                                               acquired for such purpose shall not exceed 5% of
                                                                               the company's share capital at the end of each day.
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                                                                               (7) Authorize the Company to acquire own shares for
                                                                               up to 10% of share capital, at prices not differing
                                                                               more than 10% from the market price of the shares;
                                                                               on or before 12/14/06; authorize the Board of MDs
Aareal Bank AG, Wiesbaden       ARL GY           DE0005408116    15-Jun-05     to dispose of the shares in a manner other than the
                                                                               stock exchange or an offer to all shareholders if
                                                                               the shares are sold at a price not materially below
                                                                               their market price, to use the shares for
                                                                               acquisition purposes or for satisfying existing
                                                                               convertible or option rights, and to retire the
                                                                               shares.
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Aareal Bank AG, Wiesbaden       ARL GY           DE0005408116    15-Jun-05     (8) Elect Mr. Manfred Behrens as a Member of the
                                                                               Supervisory Board
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                                                                               (9) Approve to reduce the size of the Supervisory
Aareal Bank AG, Wiesbaden       ARL GY           DE0005408116    15-Jun-05     Board from 21 to 12 and the corresponding amendment
                                                                               to the Articles of Assoc.
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                                                                               (1) Approve to renew the authorization to acquire
                                                                               own shares set forth in the second Paragraph of
                                                                               Article 14 of the bylaws and consequently to
                                                                               replace the date of "May twenty-five two thousand
                                                                               and four" with "April twenty-six two thousand and
                                                                               five"; the BoD is empowered in accordance with the
AGFA-Gevaert NV, Mortsel        AGFB DB          BE0003755692    24-May-05     conditions set by the Law to acquire by purchase or
                                                                               exchange or to alienate shares of the company for
                                                                               its account to prevent the company from suffering
                                                                               any serious and imminent harm; this power is
                                                                               granted for a period of three years following
                                                                               publication of the amendment to the Articles of
                                                                               Assoc decided by the GM of 5/25/04; it may be
                                                                               extended in accordance with the relevant legal
                                                                               provisions.
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                                                                               (2) Approve to reduce the maximum term of
                                                                               appointment for Directors from 6 yrs to 3 yrs by
                                                                               modifying the first paragraph of Article 15 of the
                                                                               Bylaws as follows: 'the Company is governed by a
AGFA-Gevaert NV, Mortsel        AGFB DB          BE0003755692    24-May-05     BoDs composed of at least 6 members, shareholders
                                                                               or otherwise, appointed for a term of 3 years at
                                                                               the most, at least 3 Members of the BoD are
                                                                               Independent Directors.'
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                                                                               (3) Approve that the maximum acceptable age for
                                                                               appointment as Director be set at 70 yrs of age by
                                                                               insertion of the following paragraph between the
                                                                               current first and second paragraphs of Article 15
AGFA-Gevaert NV, Mortsel        AGFB DB          BE0003755692    24-May-05     of the Bylaws; 'the maximum age acceptable to be
                                                                               applicable for appointment as Director of the
                                                                               Company is 70 years; this age limit must not have
                                                                               been reached at the time when the decision
                                                                               regarding appointment is to be made.'
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                                                                               (4) Approve to add a sixth paragraph to Article 15
                                                                               of the Bylaws, as follows: 'the BoD shall draw up
                                                                               internal rules including a description of the
AGFA-Gevaert NV, Mortsel        AGFB DB          BE0003755692    24-May-05     issues that are in particular subject to a decision
                                                                               by the BoD as well as of the organization and
                                                                               decision-making process of the BoDs.'
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                                                                               (5) Approve to replace the word "within" by "at the
                                                                               most" and the words "telegram, telex or telefax" by
                                                                               "telefax or e-mail" in Article 16, second paragraph
                                                                               and to delete the third sentence; after
                                                                               replacement, the text of the second paragraph of
                                                                               Article 16 will read as follows: 'the BoD meets
AGFA-Gevaert NV, Mortsel        AGFB DB          BE0003755692    24-May-05     following a convocation by the Chairman, or in his
                                                                               absence, by the Deputy Chairman, whenever the
                                                                               interests of the Company so require, and also at
                                                                               the most 14 days following a request for a meeting
                                                                               by 2 Directors; the convocation is duly made by
                                                                               letter, air mail, telefax or e-mail, the
                                                                               convocations mention the day, time, place and
                                                                               agenda.'
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                                                                               (6) Approve to replace the words "telegram, telex
                                                                               or telefax" by "telefax or e-mail" in Article 17,
                                                                               3; after replacement the text of the first sentence
AGFA-Gevaert NV, Mortsel        AGFB DB          BE0003755692    24-May-05     of Article 17, 3 will read as follows: 'each
                                                                               Director may, either in writing or by telefax or
                                                                               e-mail, grant power of attorney to another Member
                                                                               of the Board to represent him at a specific
                                                                               meeting.'
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                                                                               (7) Approve to add a fourth paragraph to Article
                                                                               17, to read as follows: 'the Board Members can
                                                                               deliberate and take all decisions by conference
                                                                               call or video conference; if this is the case, all
AGFA-Gevaert NV, Mortsel        AGFB DB          BE0003755692    24-May-05     telecopies and/or other written documents
                                                                               confirming or expressing the voting will be taken
                                                                               as a basis for the minutes, which will be approved
                                                                               at the next board meeting; the current paragraph 4
                                                                               of Article 17 will be numbered at paragraph 5.
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                                                                               (8) Approve to modify the second paragraph of
                                                                               Article 19 as follows: 'the BoD can, at its
                                                                               discretion and at its reponsibility, set up one or
                                                                               more Advisory Committees such as among others an
AGFA-Gevaert NV, Mortsel        AGFB DB          BE0003755692    24-May-05     appointment and remuneration committee and an audit
                                                                               committee; the BoD will draw up internal rules that
                                                                               include a description of issues that are in
                                                                               particular subject to advice from the various
                                                                               committees, as well as of the organization and
                                                                               decision-making processes of these committees.'
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                                                                               (9) Approve to delete last sentence of the first
                                                                               paragraph of Article 20; after deletion the text of
AGFA-Gevaert NV, Mortsel        AGFB DB          BE0003755692    24-May-05     the first paragraph reads as follows: 'at every
                                                                               appointment of the general meeting must explicitly
                                                                               decide whether the mandate of the Director is to be
                                                                               remunerated or not.'
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                                                                               (10) Approve to modify last paragraph of Article 21
                                                                               as follows: 'the Board of Management consists of at
                                                                               least two persons, Directors or otherwise; the BoD
                                                                               will draw up internal rules that include a
                                                                               description of the conditions applicable to
AGFA-Gevaert NV, Mortsel        AGFB DB          BE0003755692    24-May-05     appointment of the Members of the Board of
                                                                               Management, their resignation, their remuneration,
                                                                               the term of their assignment and the description of
                                                                               the issues that in particular fall under the
                                                                               competence of the Board of Management, as well as
                                                                               the decision-making process of this Board.'
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                                                                               (11) Approve to replace first paragraph of Article
                                                                               26 by the following text: 'the Company is validly
                                                                               represented, at law or otherwise, including for
                                                                               those deeds for which the mediation of a Civil
AGFA-Gevaert NV, Mortsel        AGFB DB          BE0003755692    24-May-05     Officer is required, either by two Directors acting
                                                                               jointly, or in the context of one of the
                                                                               competences delegated to the Board of Management,
                                                                               by two Members of the Board of Management, of which
                                                                               at least one is an Executive Director.'
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                                                                               (12) Approve to delete the words "and no more than
                                                                               six working days" in Article 28, 2. Upon deletion,
                                                                               the text of the first sentence will read as
                                                                               follows: 'to be admitted to the general meeting,
                                                                               each holder of bearer shares must deposit his
AGFA-Gevaert NV, Mortsel        AGFB DB          BE0003755692    24-May-05     shares at the registered offices of the Company or
                                                                               at the institutions which are mentioned in the
                                                                               convocations at least three working days before the
                                                                               date of the meeting, and this against
                                                                               acknowledgement of receipt.'
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                                                                               (13) Approve to add the following paragraph 5 to
                                                                               Article 29: 'a shareholder representing 5% of the
                                                                               stock capital can propose items for the agenda of
AGFA-Gevaert NV, Mortsel        AGFB DB          BE0003755692    24-May-05     the general meeting of shareholders; these points
                                                                               shall be dealt with at the first general meeting of
                                                                               shareholders summoned by the BoD following receipt
                                                                               of this request.'
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                                                                               (14) Approve that the notices to general
                                                                               shareholders' meeting shall be by announcement of
                                                                               the agenda which shall be published once in the
                                                                               Belgian Office Gazette Belgisch Staatsblad, no
                                                                               later than twenty-four days prior to the meeting,
                                                                               or, if applicable, prior to the registration date
                                                                               mentioned in Article 28, 5 of the Articles of
AGFA-Gevaert NV, Mortsel        AGFB DB          BE0003755692    24-May-05     Assoc, and once in a national newspaper no later
                                                                               than twenty-four days prior to the meeting, or, if
                                                                               applicable, prior to the registration date
                                                                               mentioned in Article 28, 5; in the event a new
                                                                               notice of a meeting is required and the date of the
                                                                               second meeting was mentioned in the first notice,
                                                                               this second announcement must take place at least
                                                                               seventeen days prior to the meeting, or, if
                                                                               applicable, to the registration date mentioned in
                                                                               Article 28, 5.
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                                                                               (15) Approve to grant power of attorney to two
                                                                               Members from the BoD, with the right of
AGFA-Gevaert NV, Mortsel        AGFB DB          BE0003755692    24-May-05     substitution for the coordination and renumering of
                                                                               the Bylaws, as well as the formalities required for
                                                                               the Crossroads Bank for Enterprises.
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Cargotec OYJ                    CGCBV FH         FI000013429     12-Jul-05     (1) Approve to determine the Board of Directors.
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Cargotec OYJ                    CGCBV FH         FI000013429     12-Jul-05     (2) Authorize the Board to acquire Company's own
                                                                               shares.
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Cargotec OYJ                    CGCBV FH         FI000013429     12-Jul-05     (3) Authorize the Board to dispose Company's own
                                                                               shares.
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Cathay Real Estate              2501 TT          TW0002501004    10-Jun-05     (1.1) Approve '04 business operating results.
Development Co., Ltd
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Cathay Real Estate              2502 TT          TW0002501004    10-Jun-05     (1.2) Approve to rectify the financial statements
Development Co., Ltd                                                           for '04 by Company supervisors.
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Cathay Real Estate              2503 TT          TW0002501004    10-Jun-05     (2.1) Approve the business reports and financial
Development Co., Ltd                                                           statements for '-4.
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Cathay Real Estate              2504 TT          TW0002501004    10-Jun-05     (2.2) Approve the distribution of profits from 2004.
Development Co., Ltd
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Cathay Real Estate              2504 TT          TW0002501004    10-Jun-05     (3) Amend the Articles of Association.
Development Co., Ltd
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Cathay Real Estate              2505 TT          TW0002501004    10-Jun-05     (4) Re-Elect Domestic Directors and Supervisors
Development Co., Ltd
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Cathay Real Estate              2506 TT          TW0002501004    10-Jun-05     (6) Other proposals and extraordinary motions.
Development Co., Ltd
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                                                                               (1) Approve financial statements for YE 28 Feb'05
C&C Group PLC, Dublin           GCC ID           IE00B010DT83    8-Jul-05      and the reports of the Directors and the Auditors
                                                                               thereon.
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C&C Group PLC, Dublin           GCC ID           IE00B010DT83    8-Jul-05      (2) Approve to confirm and declare dividends.
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C&C Group PLC, Dublin           GCC ID           IE00B010DT83    8-Jul-05      (3) Re-elect Mr. Liam FitzGerald.
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C&C Group PLC, Dublin           GCC ID           IE00B010DT83    8-Jul-05      (4) Re-elect Mr. John Hogan.
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C&C Group PLC, Dublin           GCC ID           IE00B010DT83    8-Jul-05      (5) Re-elect Mr. Philip Lynch.
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C&C Group PLC, Dublin           GCC ID           IE00B010DT83    8-Jul-05      (6) Re-elect Mr. James Muldowney.
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C&C Group PLC, Dublin           GCC ID           IE00B010DT83    8-Jul-05      (7) Authorize Directors to fix their remuneration
                                                                               of the Auditors.
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                                                                               (8) Authorize the Directors to exercise all powers
                                                                               of the Company to allot relevant securities up to
                                                                               an aggregate nominal amount of EUR 1,070,000;
                                                                               authority expires the earlier of the conclusion of
C&C Group PLC, Dublin           GCC ID           IE00B010DT83    8-Jul-05      the AGM of the Company in 2006 or 10/8/2006; the
                                                                               Directors may allot relevant securities after the
                                                                               expiry of this authority in pursuance of such an
                                                                               offer or agreement made prior to such expiry.
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C&C Group PLC, Dublin           GCC ID           IE00B010DT83    8-Jul-05      (9) Authorize to allot equity securities for cash.
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                                                                               (10) Authorize to exercise the right to offer to
C&C Group PLC, Dublin           GCC ID           IE00B010DT83    8-Jul-05      the holders of ordinary shares the right to elect
                                                                               to receive allotments of additional ordinary shares.
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C&C Group PLC, Dublin           GCC ID           IE00B010DT83    8-Jul-05      (11) Authorize to make market purchases.
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C&C Group PLC, Dublin           GCC ID           IE00B010DT83    8-Jul-05      (12) Authorize to make market purchases.
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Fortune Real Estate             FRT SP           SG1033912138    1-Jun-05      (O.1) Approve the acquisition of the City One
Development Co., Ltd                                                           Shatin Property.
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Fortune Real Estate             FRT SP           SG1033912138    1-Jun-05      (O.2) Approve the acquisition of the Waldorf Garden
Development Co., Ltd                                                           Property;
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Fortune Real Estate             FRT SP           SG1033912138    1-Jun-05      (O.3) Approve the acquisition of Tsing Yi Square
Development Co., Ltd                                                           Property;
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Fortune Real Estate             FRT SP           SG1033912138    1-Jun-05      (O.4) Approve the acquisition of Centre de Laguna
Development Co., Ltd                                                           Property.
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Fortune Real Estate             FRT SP           SG1033912138    1-Jun-05      (O.5) Approve the acquisition of Lido Garden
Development Co., Ltd                                                           Property.
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Fortune Real Estate             FRT SP           SG1033912138    1-Jun-05      (O.6) Approve the acquisition of the Rhine Garden
Development Co., Ltd                                                           Property.
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Fortune Real Estate             FRT SP           SG1033912138    1-Jun-05      (E.7) Approve to offer and issue new units in
Development Co., Ltd                                                           Fortune REIT.
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Fortune Real Estate             FRT SP           SG1033912138    1-Jun-05      (E.8) Approve the placement of New Units under the
Development Co., Ltd                                                           private placement tranche of the Equity Fund
                                                                               Raising to Focus Eagle Investments Limited.
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Fortune Real Estate             FRT SP           SG1033912138    1-Jun-05      (E.9) Approve to authorize all actions to give
Development Co., Ltd                                                           effect to the Fee Supplement.
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Fortune Real Estate             FRT SP           SG1033912138    1-Jun-05      (E.10) Approve to authorize all actions to give
Development Co., Ltd                                                           effect to the Issue Price supplement.
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Fourlis Holding, SA             FOYRK GA         GRS096003009    16-Jun-05     (1) Receive the BoD and the Auditor reports on the
                                                                               annual financial statements of the FY 2004.
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                                                                               (2) Receive the BoD and the Chartered Auditor
Fourlis Holding, SA             FOYRK GA         GRS096003009    16-Jun-05     reports on the consolidated financial statements FY
                                                                               2004.
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                                                                               (3) Receive the annual financial statements on the
Fourlis Holding, SA             FOYRK GA         GRS096003009    16-Jun-05     FY 2004, after reviewing the relevant BoD and the
                                                                               Auditor reports.
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                                                                               (4) Receive the consolidated financial statements
Fourlis Holding, SA             FOYRK GA         GRS096003009    16-Jun-05     for the FY 2004, after reviewing the relevant BoD
                                                                               and the Auditors reports.
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Fourlis Holding, SA             FOYRK GA         GRS096003009    16-Jun-05     (5) Approve the distribution of dividend arising
                                                                               from profit to shareholders, for the FY 2004
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                                                                               (6) Grant discharge the Board of Directors and
                                                                               Auditors from every responsibility for the
Fourlis Holding, SA             FOYRK GA         GRS096003009    16-Jun-05     financial statements and the Management of the
                                                                               company, as well as the consolidated financial for
                                                                               FY'04;
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                                                                               (7) Elect the ordinary and substitute auditors for
Fourlis Holding, SA             FOYRK GA         GRS096003009    16-Jun-05     the auditing of the annula and consolidated
                                                                               financial statements for the FY 2005 and approve to
                                                                               determine their fees.
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Fourlis Holding, SA             FOYRK GA         GRS096003009    16-Jun-05     (8) Elect new Board of Directors in replacement of
                                                                               resignated ones
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Fourlis Holding, SA             FOYRK GA         GRS096003009    16-Jun-05     (9) Approve the Board of Directors Member fees
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                                                                               (10) Approve the issuance of a bond loan of a
Fourlis Holding, SA             FOYRK GA         GRS096003009    16-Jun-05     maximum value of 15 million euro in replacement of
                                                                               the existing bank loan.
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Fourlis Holding, SA             FOYRK GA         GRS096003009    16-Jun-05     (11) Approve the transfer of Company's registered
                                                                               office and modification of Company's Charter;
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Fourlis Holding, SA             FOYRK GA         GRS096003009    16-Jun-05     (12) Various issues and announcements
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Fresenuis AG                    FRE GR           DE0005785638    25-May-05     Ordinary General Meeting
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                                                                               (1) Approve the Board of Directors' and the
Germanos SA                     GERM GA          GRS363333006    24-Jun-05     Chartered Auditors on the annual financial and
                                                                               consolidated financial statements for FY 2004.
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Germanos SA                     GERM GA          GRS363333006    24-Jun-05     (2) Approve the annual financial and consolidated
                                                                               financial statements for FY 2004.
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                                                                               (3) Grant Discharge to the Board of Directors
Germanos SA                     GERM GA          GRS363333006    24-Jun-05     members and the auditors from any liability for
                                                                               indemnity for FY 2004.
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                                                                               (4) Elect Auditing Company for FY'05 according to
Germanos SA                     GERM GA          GRS363333006    24-Jun-05     Article 36 of the C.L. 2190-1920 and determine the
                                                                               remuneration.
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                                                                               (5) Approve the received fees, out of their
                                                                               remuneration of Board of Directors and Secretary of
Germanos SA                     GERM GA          GRS363333006    24-Jun-05     the Board according to Article 24 paragraph 2 of
                                                                               the C.L. 2190-1920 for the year 2004 and approve
                                                                               the same for the year 2005.
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Germanos SA                     GERM GA          GRS363333006    24-Jun-05     (6) Appoint a Board of Director member in
                                                                               replacement of a resigned member.
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Germanos SA                     GERM GA          GRS363333006    24-Jun-05     (7) Amend Article 5 of the Articles of Assoc share
                                                                               capital due to the stock option.
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                                                                               (8) Approve the share capital increase via
                                                                               capitalization of the share premium account
Germanos SA                     GERM GA          GRS363333006    24-Jun-05     reserve, bonus shares, irrevocable mandate to the
                                                                               Board of Directors in order to settle fractional
                                                                               rights if any.
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                                                                               (9) Amend Article 5 of the Articles of Assoc share
Germanos SA                     GERM GA          GRS363333006    24-Jun-05     capital and codification of the company's Articles
                                                                               of Assoc due to the aforesaid increase.
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                                                                               (10) Approve the Stock Option Plan to the Company's
Germanos SA                     GERM GA          GRS363333006    24-Jun-05     Executives and also to the subsidiary companies
                                                                               according to Article 13 paragraph 9.
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Germanos SA                     GERM GA          GRS363333006    24-Jun-05     (11) Approve the profits distribution to the
                                                                               Company's personnel, paid in cash, for FY 2005.
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Germanos SA                     GERM GA          GRS363333006    24-Jun-05     (12) Approve to grant permission for purchasing
                                                                               shares between the Company and individuals
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                                                                               (13) Authorize the Board of Director members and
Germanos SA                     GERM GA          GRS363333006    24-Jun-05     managers, according to article 23 for their
                                                                               participation in associated Companies Board of
                                                                               Directors or management.
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Germanos SA                     GERM GA          GRS363333006    24-Jun-05     (14) Miscellaneous announcements
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                                                                               (O.1) Receive the management report of the Board of
                                                                               Directors, the report of the chairman and the
Groupe Bourbon SA               GBB FP           FR0004548873    7-Jun-05      general report of the statutory auditors and
                                                                               approve the corporate financial statements and the
                                                                               balance sheet for FYE 12/31/06.
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Groupe Bourbon SA               GBB FP           FR0004548873    7-Jun-05      (O.2) Grant discharge to the Directors for the
                                                                               performance of their duties during FY'04
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                                                                               (O.3) Approve 1) to transfer the amount of EUR
                                                                               26,111,566.50 posted to the special reserve of
Groupe Bourbon SA               GBB FP           FR0004548873    7-Jun-05      long-term capital gains to the other reserves
                                                                               account; 2) to draw upon the other reserves account
                                                                               the exraordinary tax of 2.5% of EUR 614,916 by
                                                                               crediting the negative retained earnings.
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Groupe Bourbon SA               GBB FP           FR0004548873    7-Jun-05      (O.4) Approve the recommendations of the Board of
                                                                               Directors and to appropriate the profits
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                                                                               (O.5) Approve that the dividend will be paid on
                                                                               6/9/05 within the scope of the repurchase by the
Groupe Bourbon SA               GBB FP           FR0004548873    7-Jun-05      Company of its own shares, these do not entitle to
                                                                               the dividends and the amount corresponding to the
                                                                               unpaid dividends shall be allocated to the retained
                                                                               earnings account.
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Groupe Bourbon SA               GBB FP           FR0004548873    7-Jun-05      (O.6) Receive the reports of the Board of Directors
                                                                               and the statutory auditors and approve the
                                                                               consolidated financial statements for said FY.
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                                                                               (O.7) Receive the special report of the auditors on
Groupe Bourbon SA               GBB FP           FR0004548873    7-Jun-05      agreements governed by Article L.225-38 of the
                                                                               French Commercial Code and approve the said report
                                                                               and the agreements.
------------------------------------------------------------------------------------------------------------------------------------
Groupe Bourbon SA               GBB FP           FR0004548873    7-Jun-05      (O.8) Approve to award total annual fees of EUR
                                                                               200,000 to the Board of Directors
------------------------------------------------------------------------------------------------------------------------------------
                                                                               (O.9) Ratify the co-option of Mr. Robert Wright as
Groupe Bourbon SA               GBB FP           FR0004548873    7-Jun-05      Director until the close of the meeting called to
                                                                               rule on the financial statements for FYE 12/31/05.
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                                                                               (O.10) Approve to renew the term of office of Mr.
Groupe Bourbon SA               GBB FP           FR0004548873    7-Jun-05      Jean-Marc Brebion as Director for the period of 3
                                                                               years.
------------------------------------------------------------------------------------------------------------------------------------
Groupe Bourbon SA               GBB FP           FR0004548873    7-Jun-05      (O.11) Approve to renew the term of office of Mr.
                                                                               Christian D'Armand de Chateauvieux as Director for
                                                                               a period of 3 years.
------------------------------------------------------------------------------------------------------------------------------------
                                                                               (O.12) Approve to renew the term of office of Mr.
Groupe Bourbon SA               GBB FP           FR0004548873    7-Jun-05      Henri D'Armand De Chateauvieux as a Director for a
                                                                               period of 3 years.
------------------------------------------------------------------------------------------------------------------------------------
Groupe Bourbon SA               GBB FP           FR0004548873    7-Jun-05      (O.13) Approve to renew the term of office of Mr.
                                                                               Guy Dupont as a Director for a period of 3 years.
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                                                                               (1) Receive and adopt audited accounts for YE 31
HomeServe PLC                   HSV LM           GB0034321165    29-Jul-05     Mar'05 and the reports of the Directors and
                                                                               Auditors therein.
------------------------------------------------------------------------------------------------------------------------------------
HomeServe PLC                   HSV LM           GB0034321165    29-Jul-05     (2) Approve the remuneration report for YE 3/31/05
------------------------------------------------------------------------------------------------------------------------------------
HomeServe PLC                   HSV LM           GB0034321165    29-Jul-05     (3) Declare the final dividend of 10.9p per
                                                                               ordinary share.
------------------------------------------------------------------------------------------------------------------------------------
HomeServe PLC                   HSV LM           GB0034321165    29-Jul-05     (4) Elect Mr. Carlisle as a Director.
------------------------------------------------------------------------------------------------------------------------------------
HomeServe PLC                   HSV LM           GB0034321165    29-Jul-05     (5) Re-elect Mr. Whitty as a Director retiring by
                                                                               rotation.
------------------------------------------------------------------------------------------------------------------------------------
HomeServe PLC                   HSV LM           GB0034321165    29-Jul-05     (6) Re-elect Mr. Belk as a Director retiring by
                                                                               rotation.
------------------------------------------------------------------------------------------------------------------------------------
HomeServe PLC                   HSV LM           GB0034321165    29-Jul-05     (7) Re-aapoint Deloitte & Touche LLp as the Auditor
                                                                               and authorize the Directors to fix their
                                                                               remuneration.
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                                                                               (8) Authorize the Directors in accordance with the
                                                                               Articles of Assoc and pursuant to Section 80 of the
HomeServe PLC                   HSV LM           GB0034321165    29-Jul-05     Companies Act 1985, to allot relevant securities up
                                                                               to an aggregate nominal amount of GBP 806,382;
                                                                               authority expires at the conclusion of AGM in 2006
                                                                               or 10/28/06.
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                                                                               (S.9) Authorize the Directors, in accordance with
                                                                               the Articles of Assoc and subject to the passing of
                                                                               Resolution 8, to allot relevant securities wholly
HomeServe PLC                   HSV LM           GB0034321165    29-Jul-05     for cash as if the Section 89(1) of the Companies
                                                                               Act 1985 did not apply, up to an aggregate nominal
                                                                               amount of GBP 399,680; authority expires at the
                                                                               conclusion of AGM 2006 or 10/28/06.
------------------------------------------------------------------------------------------------------------------------------------
HomeServe PLC                   HSV LM           GB0034321165    29-Jul-05     (S.10) Authorize the Company to make market
                                                                               purchases of ordinary shares
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                                                                               (11) Approve the Homeserve plc deferred Bonus Plan
                                                                               as specified and authorize the Directors to do all
HomeServe PLC                   HSV LM           GB0034321165    29-Jul-05     such acts and things which they may consider
                                                                               necessary or expedient for the purpose of
                                                                               establishing and carrying the said plan into effect.
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                                                                               (1) Receive financial statements and annual report
Hugo Boss AG                    BOS3 GR          DE0005245534    11-May-05     for FY'04 with the report of the Supervisory Board
                                                                               and the Group financial statements and group annual
                                                                               report.
------------------------------------------------------------------------------------------------------------------------------------
Hugo Boss AG                    BOS3 GR          DE0005245534    11-May-05     (2) Approve the appropriation of the distribution
                                                                               profit
------------------------------------------------------------------------------------------------------------------------------------
Hugo Boss AG                    BOS3 GR          DE0005245534    11-May-05     (3) Ratify the acts of the Board of the Managing
                                                                               Directors
------------------------------------------------------------------------------------------------------------------------------------
Hugo Boss AG                    BOS3 GR          DE0005245534    11-May-05     (4) ratify the acts of the Supervisory Board
------------------------------------------------------------------------------------------------------------------------------------
                                                                               (5) Authorize the Company to acquire own ordinary
Hugo Boss AG                    BOS3 GR          DE0005245534    11-May-05     and/or preferred shares up to 10% of its share
                                                                               capital
------------------------------------------------------------------------------------------------------------------------------------
                                                                               (6) Amend the Articles of Assoc in respect of the
                                                                               composition of the Supervisory Board and the
Hugo Boss AG                    BOS3 GR          DE0005245534    11-May-05     provisions concerning the Supervisory Board being
                                                                               adjusted to the provisions of the German
                                                                               Co-determination Act of 1976.
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                                                                               (7) Amend the Articles of Assoc in connection with
                                                                               the new German Law on corporate integrity and
Hugo Boss AG                    BOS3 GR          DE0005245534    11-May-05     modernization of the right to set aside resolutions
                                                                               of shareholders' meetings.
------------------------------------------------------------------------------------------------------------------------------------
Hugo Boss AG                    BOS3 GR          DE0005245534    11-May-05     (8) Amend the Articles of Assoc as follows: Section
                                                                               1(1), Section 11, Section 13(1).
------------------------------------------------------------------------------------------------------------------------------------
Hugo Boss AG                    BOS3 GR          DE0005245534    11-May-05     (9.1) Elect Mr. Philippe Bouckaert as a Member of
                                                                               the Supervisory Board
------------------------------------------------------------------------------------------------------------------------------------
Hugo Boss AG                    BOS3 GR          DE0005245534    11-May-05     (9.2) Elect Mr. Andrea Dona dalle Rose as a member
                                                                               of the Supervisory Board.
------------------------------------------------------------------------------------------------------------------------------------
Hugo Boss AG                    BOS3 GR          DE0005245534    11-May-05     (9.3) Elect Mr. Antonio Favrin as a member of the
                                                                               Supervisory Board.
------------------------------------------------------------------------------------------------------------------------------------
Hugo Boss AG                    BOS3 GR          DE0005245534    11-May-05     (9.4) Elect Mr. Reinhold L. Mestwerdt as a member
                                                                               of the Supervisory Board.
------------------------------------------------------------------------------------------------------------------------------------
Hugo Boss AG                    BOS3 GR          DE0005245534    11-May-05     (9.5) Elect Mr. Dario Federico Segre as a member of
                                                                               the Supervisory Board.
------------------------------------------------------------------------------------------------------------------------------------
Hugo Boss AG                    BOS3 GR          DE0005245534    11-May-05     (9.6) Elect Mr. Giuseppe Vita as a member of the
                                                                               Supervisory Board.
------------------------------------------------------------------------------------------------------------------------------------
Hugo Boss AG                    BOS3 GR          DE0005245534    11-May-05     (10) Appoint KPMG as Auditors for FY 2005.
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Ibiden Co. Ltd, OGAKI           4062 JP          JP3148800000    24-Jun-05     (1) Approve Allocation of Income, including the
                                                                               following dividends: interim JY 5, interim JY 7,
                                                                               interim JY 0.
------------------------------------------------------------------------------------------------------------------------------------
Ibiden Co. Ltd, OGAKI           4063 JP          JP3148800000    24-Jun-05     (2) Amend Articles to authorize public
                                                                               announcements in electronic format.
------------------------------------------------------------------------------------------------------------------------------------
Ibiden Co. Ltd, OGAKI           4064 JP          JP3148800000    24-Jun-05     (3.1) Elect Director
------------------------------------------------------------------------------------------------------------------------------------
Ibiden Co. Ltd, OGAKI           4065 JP          JP3148800000    24-Jun-05     (3.2) Elect Director
------------------------------------------------------------------------------------------------------------------------------------
Ibiden Co. Ltd, OGAKI           4066 JP          JP3148800000    24-Jun-05     (3.3) Elect Director
------------------------------------------------------------------------------------------------------------------------------------
Ibiden Co. Ltd, OGAKI           4067 JP          JP3148800000    24-Jun-05     (3.4) Elect Director
------------------------------------------------------------------------------------------------------------------------------------
Ibiden Co. Ltd, OGAKI           4068 JP          JP3148800000    24-Jun-05     (3.5) Elect Director
------------------------------------------------------------------------------------------------------------------------------------
Ibiden Co. Ltd, OGAKI           4069 JP          JP3148800000    24-Jun-05     (3.6) Elect Director
------------------------------------------------------------------------------------------------------------------------------------
Ibiden Co. Ltd, OGAKI           4070 JP          JP3148800000    24-Jun-05     (3.7) Elect Director
------------------------------------------------------------------------------------------------------------------------------------
Ibiden Co. Ltd, OGAKI           4071 JP          JP3148800000    24-Jun-05     (3.8) Elect Director
------------------------------------------------------------------------------------------------------------------------------------
Ibiden Co. Ltd, OGAKI           4072 JP          JP3148800000    24-Jun-05     (3.9) Elect Director
------------------------------------------------------------------------------------------------------------------------------------
Ibiden Co. Ltd, OGAKI           4073 JP          JP3148800000    24-Jun-05     (3.10) Elect Director
------------------------------------------------------------------------------------------------------------------------------------
Ibiden Co. Ltd, OGAKI           4074 JP          JP3148800000    24-Jun-05     (3.11) Elect Director
------------------------------------------------------------------------------------------------------------------------------------
Ibiden Co. Ltd, OGAKI           4074 JP          JP3148800000    24-Jun-05     (3.12) Elect Director
------------------------------------------------------------------------------------------------------------------------------------
Ibiden Co. Ltd, OGAKI           4074 JP          JP3148800000    24-Jun-05     (3.13) Elect Director
------------------------------------------------------------------------------------------------------------------------------------
Ibiden Co. Ltd, OGAKI           4075 JP          JP3148800000    24-Jun-05     (4) Appoint Internal Statutory Auditor.
------------------------------------------------------------------------------------------------------------------------------------
Ibiden Co. Ltd, OGAKI           4076 JP          JP3148800000    24-Jun-05     (5) Approve Executive Stock Option Pan.
------------------------------------------------------------------------------------------------------------------------------------
Ibiden Co. Ltd, OGAKI           4077 JP          JP3148800000    24-Jun-05     (6) Amend Stock Option Plans Approved at 2001-2004
                                                                               AGMs.
------------------------------------------------------------------------------------------------------------------------------------
Ibiden Co. Ltd, OGAKI           4078 JP          JP3148800000    24-Jun-05     (7) Approve Retirement Bonuses for Directors and
                                                                               Statutory Auditors.
------------------------------------------------------------------------------------------------------------------------------------
                                                                               (1) Receive and adopt financial statements and
                                                                               management report as well as the approved
IWKA AG                         IWK GR           DE0006204407    3-Jun-05      consolidated financial statements and consolidated
                                                                               management report for the group for the FY 2004,
                                                                               together with the report of the supervisory board.
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                                                                               (2) Approve to utilize the net retained earnings
                                                                               for FY'04 in the amount of EUR 17,556,000 for the
IWKA AG                         IWK GR           DE0006204407    3-Jun-05      distribution of a dividend of EUR 0.66 per share
                                                                               over the share capital in the amount of EUR
                                                                               69,160,000.
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IWKA AG                         IWK GR           DE0006204407    3-Jun-05      (3) Grant discharge to the Members of the Executive
                                                                               Board for the 2004 FY.
------------------------------------------------------------------------------------------------------------------------------------
IWKA AG                         IWK GR           DE0006204407    3-Jun-05      (4) Grant discharge to the Members of the
                                                                               Supervisory Board for FY 2004.
------------------------------------------------------------------------------------------------------------------------------------
                                                                               (5) Approve to revoke the authorized capital I and
                                                                               II, the creation of new capital; and authorize the
                                                                               Board of Managing Directors with the consent of the
IWKA AG                         IWK GR           DE0006204407    3-Jun-05      Supervisory Board to increase the company's share
                                                                               capital by up to EUR 20,000,000 through the issue
                                                                               of new bearer no-par shares against payment in cash.
------------------------------------------------------------------------------------------------------------------------------------
                                                                               (6) Approve to revoke the authorized III capital,
                                                                               the creation of new authorized capital; and
                                                                               authorize the Board of Managing Directors with the
IWKA AG                         IWK GR           DE0006204407    3-Jun-05      consent of the Supervisory Board to increase the
                                                                               company's share capital by up to EUR 2,000,000
                                                                               through the issue of new bearer no-par shares
                                                                               against payment in cash.
------------------------------------------------------------------------------------------------------------------------------------
IWKA AG                         IWK GR           DE0006204407    3-Jun-05      (7) Authorize the Company to acquire treasury stock
                                                                               up to a total amount of 10% of the share capital.
------------------------------------------------------------------------------------------------------------------------------------
                                                                               (8) Amend the Articles of Assoc in connection with
IWKA AG                         IWK GR           DE0006204407    3-Jun-05      the new German Law on Corporate Integrity and
                                                                               modernization of the right to set aside resolutions
                                                                               of shareholders meetings.
------------------------------------------------------------------------------------------------------------------------------------
IWKA AG                         IWK GR           DE0006204407    3-Jun-05      (9) Appoint Ernst & Young as Auditors for FY 2005.
------------------------------------------------------------------------------------------------------------------------------------
                                                                               (10) Note this is a shareholders proposal: approve
IWKA AG                         IWK GR           DE0006204407    3-Jun-05      a vote of no confidence in the Executive Board by
                                                                               the AGM.
------------------------------------------------------------------------------------------------------------------------------------
                                                                               (11) Note this a shareholders proposal: approve the
IWKA AG                         IWK GR           DE0006204407    3-Jun-05      voting out of the Supervisory Board Members Mr.
                                                                               Engel and Prof. Hubbert
------------------------------------------------------------------------------------------------------------------------------------
IWKA AG                         IWK GR           DE0006204407    3-Jun-05      (12.1) Note this is a shareholders proposal: elect
                                                                               a new supervisory board member.
------------------------------------------------------------------------------------------------------------------------------------
IWKA AG                         IWK GR           DE0006204407    3-Jun-05      (12.2) Note this is a shareholders proposal: elect
                                                                               a new supervisory board member.
------------------------------------------------------------------------------------------------------------------------------------
Kone OYJ                        CGCBV FH         FI0009013403    17-Jun-05     (1) Approve to add the Board of Directors.
------------------------------------------------------------------------------------------------------------------------------------
Kone OYJ                        CGCBV FH         FI0009013403    17-Jun-05     (2) Authorize the Board on acquiring Company's own
                                                                               shares.
------------------------------------------------------------------------------------------------------------------------------------
Kone OYJ                        CGCBV FH         FI0009013403    17-Jun-05     (3) Authorize the Board on disposing the Company's
                                                                               own shares.
------------------------------------------------------------------------------------------------------------------------------------
                                                                               (1) Approve the cancellation of the Company's
M.J. Maillis SA                 MAIK GA          GRS198503005    4-Jul-05      purchased own shares that were not distributed in
                                                                               the market within 3 yrs from the purchase date and
                                                                               the relevant decrease in share capital.
------------------------------------------------------------------------------------------------------------------------------------
Matsui Securities Co., Ltd      8628 JP          JP3863800003    26-Jun-05     (1) Approve Appropriation of Profits: term-end
                                                                               dividend, ordinary dividend JPY 42.58.
------------------------------------------------------------------------------------------------------------------------------------
Matsui Securities Co., Ltd      8628 JP          JP3863800003    26-Jun-05     (2) Amend Articles of Incorporation.
------------------------------------------------------------------------------------------------------------------------------------
Matsui Securities Co., Ltd      8628 JP          JP3863800003    26-Jun-05     (3.1) Elect a Director
------------------------------------------------------------------------------------------------------------------------------------
Matsui Securities Co., Ltd      8628 JP          JP3863800003    26-Jun-05     (3.2) Elect a Director
------------------------------------------------------------------------------------------------------------------------------------
Matsui Securities Co., Ltd      8628 JP          JP3863800003    26-Jun-05     (3.3) Elect a Director
------------------------------------------------------------------------------------------------------------------------------------
Matsui Securities Co., Ltd      8628 JP          JP3863800003    26-Jun-05     (3.4) Elect a Director
------------------------------------------------------------------------------------------------------------------------------------
Matsui Securities Co., Ltd      8628 JP          JP3863800003    26-Jun-05     (3.5) Elect a Director
------------------------------------------------------------------------------------------------------------------------------------
Matsui Securities Co., Ltd      8628 JP          JP3863800003    26-Jun-05     (3.6) Elect a Director
------------------------------------------------------------------------------------------------------------------------------------
Matsui Securities Co., Ltd      8628 JP          JP3863800003    26-Jun-05     (3.7) Elect a Director
------------------------------------------------------------------------------------------------------------------------------------
Matsui Securities Co., Ltd      8628 JP          JP3863800003    26-Jun-05     (3.8) Elect a Director
------------------------------------------------------------------------------------------------------------------------------------
Matsui Securities Co., Ltd      8628 JP          JP3863800003    26-Jun-05     (4) Appoint a Substitute Corporate Auditor.
------------------------------------------------------------------------------------------------------------------------------------
Mitsubishi Tokyo Financial      8306 JP          JP3902900004    29-Jun-05     (1) Approval of the Proposed Appropriations of
Group, Inc.                                                                    retained earnings and other capital surplus for the
                                                                               4th business term.
------------------------------------------------------------------------------------------------------------------------------------
Mitsubishi Tokyo Financial      8306 JP          JP3902900004    29-Jun-05     (2) Partial Amendments to the Articles of
Group, Inc.                                                                    Incorporation.
------------------------------------------------------------------------------------------------------------------------------------
Mitsubishi Tokyo Financial      8306 JP          JP3902900004    29-Jun-05     (3) Approval of the Proposed Merger Agreement
Group, Inc.                                                                    between the Company and UFJ Holdings, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Mitsubishi Tokyo Financial      8306 JP          JP3902900004    29-Jun-05     (4.1) Election of Mr. Haruya Uehara as a Director.
Group, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Mitsubishi Tokyo Financial      8306 JP          JP3902900004    29-Jun-05     (4.2) Election of Mr. Nobuo Kuroyanagi as a Director.
Group, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Mitsubishi Tokyo Financial      8306 JP          JP3902900004    29-Jun-05     (4.3) Election of Mr. Yoshihiro Watanabe as a
Group, Inc.                                                                    Director.
------------------------------------------------------------------------------------------------------------------------------------
Mitsubishi Tokyo Financial      8306 JP          JP3902900004    29-Jun-05     (4.4) Election of Mr. Nobuyuki Hirtano;
Group, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Mitsubishi Tokyo Financial      8306 JP          JP3902900004    29-Jun-05     (5.1) Election of Takeo Imai as a Corporate Auditor.
Group, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Mitsubishi Tokyo Financial      8306 JP          JP3902900004    29-Jun-05     (5.2) Election of Mr. Tsutomu Takasuka as a
Group, Inc.                                                                    Corporate Auditor.
------------------------------------------------------------------------------------------------------------------------------------
Mitsubishi Tokyo Financial      8306 JP          JP3902900004    29-Jun-05     (6) Granting of Retirement Gratuities to Retiring
Group, Inc.                                                                    Directors and Corporate Auditors.
------------------------------------------------------------------------------------------------------------------------------------
                                                                               (O.1) Approve the Management report of the Board of
Neopost SA, Bagneux             NEO FP           FR0000120560    27-Jun-05     Directors and the general report of the statutory
                                                                               auditors; approve the Corporate financial
                                                                               statements and balance sheet for FYE 31 Jan'05.
------------------------------------------------------------------------------------------------------------------------------------
Neopost SA, Bagneux             NEO FP           FR0000120560    27-Jun-05     (O.2) Approve the prior retained earnings, the
                                                                               income for the FY and income allocation.
------------------------------------------------------------------------------------------------------------------------------------
Neopost SA, Bagneux             NEO FP           FR0000120560    27-Jun-05     (O.3) Approve the consolidated financial statements
                                                                               for said FY.
------------------------------------------------------------------------------------------------------------------------------------
Neopost SA, Bagneux             NEO FP           FR0000120560    27-Jun-05     (O.4) Approve the said report and the agreements
                                                                               referred therein after hearing the special report
                                                                               of the Auditors.
------------------------------------------------------------------------------------------------------------------------------------
Neopost SA, Bagneux             NEO FP           FR0000120560    27-Jun-05     (O.5) Approve to award the total annual fees of EUR
                                                                               220,000 to the Board of Directors.
------------------------------------------------------------------------------------------------------------------------------------
Neopost SA, Bagneux             NEO FP           FR0000120560    27-Jun-05     (O.6) Approve to renew the term of office of Mr.
                                                                               Raymonds Vider as Director for a period of 3 years.
------------------------------------------------------------------------------------------------------------------------------------
                                                                               (O.7 )Approve to renew the term of office of Mr.
Neopost SA, Bagneux             NEO FP           FR0000120560    27-Jun-05     Cornelius Geber as a Director for a period of 3
                                                                               years.
------------------------------------------------------------------------------------------------------------------------------------
                                                                               (O.8) Ratify the co-optation of Mr. Bernard
Neopost SA, Bagneux             NEO FP           FR0000120560    27-Jun-05     Bourigeaud as a Director for the remainder of
                                                                               Pierre Bonelli's term of office.
------------------------------------------------------------------------------------------------------------------------------------
Neopost SA, Bagneux             NEO FP           FR0000120560    27-Jun-05     (O.9) Appoint Mr. Michel Rose as a Director for a
                                                                               period of 3 years.
------------------------------------------------------------------------------------------------------------------------------------
Neopost SA, Bagneux             NEO FP           FR0000120560    27-Jun-05     (O.10) Authorize the Board of Directors to buy back
                                                                               the Company's shares on the open market
------------------------------------------------------------------------------------------------------------------------------------
Neopost SA, Bagneux             NEO FP           FR0000120560    27-Jun-05     (O.11) Approve to delegate all powers to Board to
                                                                               proceed with one or more capital increases.
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                                                                               (O.12) Authorize Board to increase the number of
                                                                               securities to be issued in the event of a capital
Neopost SA, Bagneux             NEO FP           FR0000120560    27-Jun-05     increase with pre-emptive subscription rights
                                                                               within 30 days of the closing of the subscription
                                                                               period and within the limits of 15% of the initial
                                                                               issue.
------------------------------------------------------------------------------------------------------------------------------------
                                                                               (O.13) Authorize Board to proceed with one or more
                                                                               capital increases in France or abroad by a max
                                                                               nominal amount of EUR 7,500,000 by issuing with
Neopost SA, Bagneux             NEO FP           FR0000120560    27-Jun-05     waiver of shareholders' pre-emptive rights, common
                                                                               shares as well as any securities giving access to
                                                                               Company's common shares.
------------------------------------------------------------------------------------------------------------------------------------
                                                                               (O.14) Approve to resolve that Board may decide to
                                                                               increase the # of securities to be issued in the
                                                                               event of a capital increase with waiver of
Neopost SA, Bagneux             NEO FP           FR0000120560    27-Jun-05     shareholders' pre-emptive rights, within 30 days of
                                                                               closing of the subscription period and within the
                                                                               limit of 15% of the initial issue and the global
                                                                               ceiling.
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                                                                               (O.15) Authorize the Board for a period of 26
                                                                               months to proceed with the issue of common shares
                                                                               or securities giving access, with waiver of
Neopost SA, Bagneux             NEO FP           FR0000120560    27-Jun-05     shareholders' pre-emptive rights, set the issue
                                                                               price within the annual limit of 10% of the share
                                                                               capital.
------------------------------------------------------------------------------------------------------------------------------------
                                                                               (E.16) Authorize Board to increase the share
                                                                               capital by a max nominal amount of EUR 30,000,000
Neopost SA, Bagneux             NEO FP           FR0000120560    27-Jun-05     by way of capitalizing reserves, profits, premiums
                                                                               or other means, provided that such capitalization
                                                                               is allowed by law.
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                                                                               (O.17) Authorize the Board to proceed, within the
                                                                               limit of 10% of the capital, with the issue of
                                                                               Company's common shares or securities giving access
Neopost SA, Bagneux             NEO FP           FR0000120560    27-Jun-05     to company's shares in issue or to be issued, in
                                                                               consideration for the contributions in kind granted
                                                                               to the company and comprised of equity securities
                                                                               or securities giving access to share capital.
------------------------------------------------------------------------------------------------------------------------------------
                                                                               (O.18) Authorize the Board to issue Company's
                                                                               common shares or securities giving access to
Neopost SA, Bagneux             NEO FP           FR0000120560    27-Jun-05     company's shares in issue or to be issued, in
                                                                               consideration for securities tendered in a public
                                                                               exchange offer initiated by the company concerning
                                                                               the shares of another quoted company.
------------------------------------------------------------------------------------------------------------------------------------
                                                                               (O.19) Authorize Board to increase share capital by
Neopost SA, Bagneux             NEO FP           FR0000120560    27-Jun-05     way of issuing shares in favor of the Company's
                                                                               employees who are Members of one of the Company's
                                                                               Savings Plans.
------------------------------------------------------------------------------------------------------------------------------------
                                                                               (O.20) Authorize the Board to proceed with
                                                                               allocations free of charge of Company's existing
                                                                               ordinary shares or to be issued, in favor of
Neopost SA, Bagneux             NEO FP           FR0000120560    27-Jun-05     employees or the officers of the Company and the
                                                                               Company Groups linked to it, provided that they
                                                                               shall not represent more than 900,000 shares.
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                                                                               (O.21) Approve that the OGM grant all the powers to
                                                                               the Board of Directors to reduce the share capital
                                                                               by canceling the shares held by the Company in
Neopost SA, Bagneux             NEO FP           FR0000120560    27-Jun-05     connection with the said Stock Repurchase Plan,
                                                                               provided that the total number of shares canceled
                                                                               in the 24 months does not exceed 10% of the share
                                                                               capital.
------------------------------------------------------------------------------------------------------------------------------------
                                                                               (O.22) Approve to delegates all powers to the Board
                                                                               of Directors to decide on the issue in one or more
                                                                               transactions, in France or abroad, by a maximum
                                                                               nominal amount of EUR 250,000,000 of bonds with
Neopost SA, Bagneux             NEO FP           FR0000120560    27-Jun-05     warrants to subscribe for bonds and securities
                                                                               giving right to the allocation of debt securities
                                                                               such as bonds, similar instruments, fixed or
                                                                               unfixed term subordinated instruments or any other
                                                                               securities giving, in the same issue, a same debt
                                                                               right upon the company and not resulting in the
                                                                               company's capital increase.
------------------------------------------------------------------------------------------------------------------------------------
                                                                               (O.23) Approve to grant all powers to the bearer of
Neopost SA, Bagneux             NEO FP           FR0000120560    27-Jun-05     a copy or an extract of the minutes of this meeting
                                                                               in order to accomplish all formalities, filings and
                                                                               registrations prescribed by law.
------------------------------------------------------------------------------------------------------------------------------------
Nexity                          NXI FP           FR0010112524    31-May-05     (E.1) Amend Article of assoc Number 19.
------------------------------------------------------------------------------------------------------------------------------------
Nexity                          NXI FP           FR0010112524    31-May-05     (E.2) Amend Articles of Assoc Number 11 and 13.
------------------------------------------------------------------------------------------------------------------------------------
                                                                               (E.3) Approve to reduce the duration of the term of
Nexity                          NXI FP           FR0010112524    31-May-05     office of Directors to 4 yrs instead of 6 yrs and
                                                                               also amend Article of Assoc. Number 13.
------------------------------------------------------------------------------------------------------------------------------------
                                                                               (E.4) Approve to reduce the ceiling determined by
                                                                               the CGM of 9/28/04 in its Resolution 7 authorizing
                                                                               the Board of Directors to grant options giving the
                                                                               right to subscribe for shares or purchase options,
Nexity                          NXI FP           FR0010112524    31-May-05     on the condition of the adoption of the Resolution
                                                                               5; consequently, the options giving the right to
                                                                               subscribe for shares and the granted call options
                                                                               shall not give right to a total number of shares
                                                                               which exceeds 950,000 shares, i.e., 3.18% of share
                                                                               capital.
------------------------------------------------------------------------------------------------------------------------------------
                                                                               (E.5) Authorize the Board to proceed with
                                                                               allocations free of charge of Company's existing
                                                                               ordinary shares or to be issued, in one or more
                                                                               transactions, in favor of the employees or the
Nexity                          NXI FP           FR0010112524    31-May-05     Officers, with waiver of shareholders' pre-emptive
                                                                               rights, provided that they shall not represent more
                                                                               than 393,654 shares (10% of share capital);
                                                                               authority expires at the end of 30 months.
------------------------------------------------------------------------------------------------------------------------------------
                                                                               (O.6) Receive the management report of the Board of
                                                                               Directors, the reports of the Statutory Auditors,
                                                                               the report of the Chairman on Internal Audit
                                                                               Procedures and the Organization of the Board of
Nexity                          NXI FP           FR0010112524    31-May-05     Directors, approve the corporate financial
                                                                               statements for the FYE 2004; grant permanent
                                                                               discharge to the Directors for the performance of
                                                                               their duties during the said FY.
------------------------------------------------------------------------------------------------------------------------------------
Nexity                          NXI FP           FR0010112524    31-May-05     (O.7) Approve to appropriate the profits, amounting
                                                                               to EUR 68,756,083.20
------------------------------------------------------------------------------------------------------------------------------------
                                                                               (O.8) Receive the special report of the Auditors on
Nexity                          NXI FP           FR0010112524    31-May-05     agreements governed by Article L. 225-38 of the
                                                                               French Commercial Code, approve said report and the
                                                                               agreements referred to therein.
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                                                                               (O.9) Receive the management report of the Group of
                                                                               the Board of Directors and the consolidated
Nexity                          NXI FP           FR0010112524    31-May-05     accounts and the report of the Statutory Auditors
                                                                               on consolidated accounts, approve the consolidated
                                                                               financial statements for the said FY.
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                                                                               (O.10) Receive the report of the Board of
                                                                               Directors, acknowledge that the threshold of 3% of
                                                                               the share capital affected by the Article L. 225-23
                                                                               paragraph 1 of the commercial law was reached on
Nexity                          NXI FP           FR0010112524    31-May-05     12/31/04 and considering the adoption of the
                                                                               Resolution E.2, it is necessary to appoint a
                                                                               Director representing the shareholders employees
                                                                               among 2 applicants proposed by the Supervisory
                                                                               Board of Fcpenexity shares on 4/29/05;
                                                                               consequently, approve to deliberate on both
                                                                               following resolutions.
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Nexity                          NXI FP           FR0010112524    31-May-05     (O.11) Appoint Mrs. Martine Carette as a Director
                                                                               for the statutory period in force.
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Nexity                          NXI FP           FR0010112524    31-May-05     (O.12) Appoint Mrs. Veronique Mattis as a Director
                                                                               for the statutory period in force.
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                                                                               (O.13) Acknowledge that the resolution referring to
                                                                               the application has obtained the biggest number of
Nexity                          NXI FP           FR0010112524    31-May-05     votes; consequently, according to the provisions of
                                                                               Article 11, appoint a Director for the statutory
                                                                               period in force.
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                                                                               (O.14) Receive the report of the Board and ratify
                                                                               the transfer of the Head of Office decided by the
Nexity                          NXI FP           FR0010112524    31-May-05     Board during its meeting of 11/19/04 with
                                                                               effectiveness on 12/13/04.
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Nexity                          NXI FP           FR0010112524    31-May-05     (O.15) Approve to award total annual fees of EUR
                                                                               280,000 to the Board of Directors.
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                                                                               (O.16) Authorize the Board to trade in the
                                                                               Company's shares on the stock market, at any time,
                                                                               including in period of public offer, by any means,
                                                                               including by acquisition or transfer of blocks or
                                                                               by use of options or other financial instruments or
                                                                               by the issue of securities giving the right to
Nexity                          NXI FP           FR0010112524    31-May-05     shares of the company as per the following
                                                                               conditions: max purchase price: 200% of the
                                                                               weighted average of quoted market prices in the
                                                                               previous 20 sessions; max number of shares to be
                                                                               traded: 10% of the shares comprising the share
                                                                               capital; max amount liable to be used for such
                                                                               repurchases: EUR 100,000,000; authority expires at
                                                                               the end of 18 months.
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                                                                               (O.17) Ratify the co-optation of Mr. Pascal Oddo
                                                                               who replaces L.B.O. France Gestion as a Director
Nexity                          NXI FP           FR0010112524    31-May-05     for the remainder of the latter's term of office,
                                                                               I.e., the close of the GM called in to rule on the
                                                                               financial statements for the YE.
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                                                                               (O.18) Ratify the co-optation of Mr. Jacques Brion
                                                                               who replaces CDC Enterprises Equity Capital as a
Nexity                          NXI FP           FR0010112524    31-May-05     Director for the remainder of the latter's term of
                                                                               office, I.e., the close of the GM called in to rule
                                                                               on the financial statements for the YE.
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                                                                               (O.19) Ratify the co-optation of Mr. Miguel Sieler
                                                                               who replaces N.I.P. LUX Sari as a Director for the
Nexity                          NXI FP           FR0010112524    31-May-05     remainder of the latter's term of office, I.e., the
                                                                               close of the GM called in to rule on the financial
                                                                               statements for the YE.
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                                                                               (O.20) Appoint Mr. Caisse Des Depots Et
Nexity                          NXI FP           FR0010112524    31-May-05     Consignations as a Director for the statutory
                                                                               period in force.
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                                                                               (O.21) Grant all powers to the bearer of a copy or
Nexity                          NXI FP           FR0010112524    31-May-05     an extract of the minutes of this meeting in order
                                                                               to accomplish all formalities, filings and
                                                                               registrations prescribed by law.
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                                                                               (1) Approve: the contribution in kind for the
                                                                               shares exchanged for the Pernod Ricard shares
                                                                               within the scope of the scheme of arrangement, a
                                                                               max of 140,031,645,570 shares of Class B of the
                                                                               Allied Domecq Company which will be contributed
                                                                               within the scope of the scheme of arrangement; the
                                                                               valuation of the contribution, a total max amount
Pernod-Ricard                   RI FP            FR0000120693    30-Jun-05     of EUR 2,053,200,000 corresponding to an amount of
                                                                               EUR 0.0146624 per shares B contributed; the
                                                                               consideration for the contribution, 0.0001264
                                                                               Pernod Ricard share for 1 share B contributed, it
                                                                               being said that for the shares contributed in the
                                                                               main sector by the shareholders of Allied Domecq,
                                                                               the remuneration will be for one Allied Domecq
                                                                               share of 545p in cash and 0.0158 Pernod Ricard
                                                                               share; this resolution will be effective on the
                                                                               date the scheme of arrangement comes into force.
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                                                                               (2) Approve that the capital of Pernod Ricard is
                                                                               increased by a max amount of EUR 54,870,000 by way
                                                                               of issuing a max amount of 17,700,000 Pernod Ricard
                                                                               shares, the new shares will have a nominal value of
Pernod-Ricard                   RI FP            FR0000120693    30-Jun-05     EUR 3.10 each, with a unit contribution premium of
                                                                               EUR 112.90 fully paid-in, bearing the same accruing
                                                                               dividend as the old shares, a global contribution
                                                                               permium of a max amount of EUR 1,998,330,000.
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                                                                               (3) Amend the Article 6 of Association capital
                                                                               stock in order to set the share capital at EUR
                                                                               218,500,651.10, increased of a total par value of
Pernod-Ricard                   RI FP            FR0000120693    30-Jun-05     the Pernod Ricard shares issued with use of the
                                                                               Resolution 2, I.e., 70,484,081 shares of the total
                                                                               number of Pernod Ricard shares issued in accordance
                                                                               with Resolution 2.
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                                                                               (4) Authorize the Chairman and Managing Director of
                                                                               Pernod Ricard to take all actions necessary to
                                                                               accomplish all necessary formalities and in
Pernod-Ricard                   RI FP            FR0000120693    30-Jun-05     particular to register that the scheme arrangement
                                                                               has become effective and that the suspensive
                                                                               condition of the contribution is realized.
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Pernod-Ricard                   RI FP            FR0000120693    30-Jun-05     (5) Grant all powers to the bearer of a copy or an
                                                                               extract of the minutes of this meeting in order to
                                                                               accomplish all formalities, filings and
                                                                               registrations prescribed by Law.
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                                                                               (1) Approve the financial statements and annual
Pfleiderer AG, Neumarkt         PFD4 GR          DE0006764749    14-Jun-05     report for FY'04 with the report of the Supervisory
                                                                               Board, the group financial statements and group
                                                                               annual report.
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Pfleiderer AG, Neumarkt         PFD4 GR          DE0006764749    14-Jun-05     (2) Ratify acts of the Board of Managing Directors.
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Pfleiderer AG, Neumarkt         PFD4 GR          DE0006764749    14-Jun-05     (3) Ratify acts of Supervisory Board.
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Pfleiderer AG, Neumarkt         PFD4 GR          DE0006764749    14-Jun-05     (4.1) Elect Mr. Wolfgang Haupt as a member of
                                                                               Supervisory Board.
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Pfleiderer AG, Neumarkt         PFD4 GR          DE0006764749    14-Jun-05     (4.2) Elect Mr. Friedelm Paefgen as a menber of the
                                                                               Supervisory Board.
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                                                                               (5) Approve to adjust the remuneration of the
                                                                               Supervisory Board and amend the Articles of Assoc
                                                                               from the FY 2005 on; each member of the Supervisory
                                                                               Board shall receive a fixed annual remuneration of
                                                                               EUR 21,000 and a variable remuneration of EUR 150
Pfleiderer AG, Neumarkt         PFD4 GR          DE0006764749    14-Jun-05     for every EUR 0.01 dividend per share in excess of
                                                                               EUR 0.11; the Chairman of the Supervisory Board
                                                                               shall receive twice and the Deputy Chairman of the
                                                                               Supervisory Board and the Chairman of a Committee
                                                                               one and a half times and an ordinary Committee
                                                                               Member 1.25 times these amounts; furthermore each
                                                                               member of the supervisory board shall receive an
                                                                               attendance fee of EUR 750 per Supervisory board or
                                                                               committee meeting.
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                                                                               (6) Amend Articles of Assoc in connection with the
                                                                               new German Law on Corporate Integrity and
                                                                               Modernization of the right to set aside resolutions
Pfleiderer AG, Neumarkt         PFD4 GR          DE0006764749    14-Jun-05     of shareholders meetings, as follows: Section
                                                                               18(1), regarding shareholders meetings being
                                                                               convened no later than 30 days prior to the day by
                                                                               which shareholders are required to register to
                                                                               attend the shareholders meeting.
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                                                                               (7) Authorize the Company to acquire up to
                                                                               4,268,500 own shares, at a price differing neither
                                                                               more than 10% from the market price of the shares
                                                                               if they are acquired through the Stock Exchange or
                                                                               by way of a repurchase offer at a price neither
                                                                               more than 25% above nor more than 5% below the
                                                                               market price of the shares on or before 12/13/06
Pfleiderer AG, Neumarkt         PFD4 GR          DE0006764749    14-Jun-05     and authorize the Board of Managing Directors to
                                                                               dispose of the shares in a manner other than the
                                                                               stock exchange or an offer to all shareholders if
                                                                               the shares are sold at a price not materially below
                                                                               their market price to use the shares for
                                                                               acquisition purposes within the scope of the
                                                                               Company's stock option plan 2001 or for satisfying
                                                                               existing convertible or option rights and to retire
                                                                               the shares.
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Pfleiderer AG, Neumarkt         PFD4 GR          DE0006764749    14-Jun-05     (8) Appoint KPMG as Auditors for FY'05.
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Scomi Group BHD                 SGB MK           MYL71580000     22-Jun-05     (1) Authorize to subscribe to new ordinary shares
                                                                               in Habib RCCPS.
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Scomi Group BHD                 SGB MK           MYL71580000     22-Jun-05     (2) Authorize to subscribe to any part of the
                                                                               redeemable convertible preference shares in Habib
                                                                               RCCPS.
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                                                                               (1) Approve annual accounts, balance sheet, profit
                                                                               & loss account and notes to the accounts and of the
Sol Melia SA, Palmade           SOL SM           ES0176252718    7-Jun-05      Management report of the Sol Melia, Sociedad
Mallorca                                                                       Anonima, as well as the consolidated accounts and
                                                                               the management report of its consolidated group for
                                                                               YE 31Dec'04.
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Sol Melia SA, Palmade           SOL SM           ES0176252718    7-Jun-05      (2) Approve application of '04 profit.
Mallorca
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Sol Melia SA, Palmade           SOL SM           ES0176252718    7-Jun-05      (3) Approve the management of Board of Directors
Mallorca                                                                       for the year '04.
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                                                                               (4) Approve the balance as of 12/31/04 as the
                                                                               consolidated balance sheet after examination by the
Sol Melia SA, Palmade           SOL SM           ES0176252718    7-Jun-05      Financial Auditors of the company, within the
Mallorca                                                                       provisions of Section 239 of the Spanish Limited
                                                                               Companies Consolidation Act, Texto Refundido De La
                                                                               Ley De Sociedades Anonimas.
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                                                                               (5) Approve the Merger Plan prepared jointly by the
Sol Melia SA, Palmade           SOL SM           ES0176252718    7-Jun-05      Board of Sol Melia, as the prevailing company and
Mallorca                                                                       the respective Board of the absorbed companies on
                                                                               3/30/05.
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                                                                               (6) Approve the merger of the listed companies into
                                                                               Sol Melia, Sociedad Anonima: Azafata, Sociedad
                                                                               Anonima, Sociedad Unipersonal, Lavanderias
                                                                               Compartid as, Melia Catering, Inversiones
                                                                               Immobillarias Silverbay, Sociedad Limitada, Secade
Sol Melia SA, Palmade           SOL SM           ES0176252718    7-Jun-05      XXI, Akuntra XXI, Darcuo XXI, Inversiones
Mallorca                                                                       Latinoamerica 2000, Inmobilaria Bulmes, Consorcio
                                                                               Europeo, Parking Internacional, with voluntary
                                                                               winding-up of the absorbed companies and EN BLOC
                                                                               transfer of their corporate assets to Sol Melia,
                                                                               Sociedad Anonima.
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                                                                               (7) Approve resignation tendered by Mr. Don Oscar
Sol Melia SA, Palmade           SOL SM           ES0176252718    7-Jun-05      Ruiz del Rio and ratify Mr. Caja De Ahorros Del
Mallorca                                                                       Mediterraneo as a new member of the board of
                                                                               Directors.
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Sol Melia SA, Palmade           SOL SM           ES0176252718    7-Jun-05      (8) Re-elect Financial Auditors for '05.
Mallorca
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                                                                               (9) Authorize Board of Directors to increase the
                                                                               capital under the provisions of Section 153.1.B of
                                                                               the Spanish Limited Companies Act, with powers to
Sol Melia SA, Palmade           SOL SM           ES0176252718    7-Jun-05      exclude the preferential subscription right
Mallorca                                                                       according to Section 159.2 of said act, rendering
                                                                               void the authorization granted with respect thereto
                                                                               by the GM held on 6/8/04.
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                                                                               (10) Authorize by the Board for a five year period
                                                                               after the day of its resolution by the meeting, to
                                                                               issue fixed income securities convertible and/or
                                                                               exchangeable into Company shares, establishing the
                                                                               basis and methods of the conversion and/or the
Sol Melia SA, Palmade           SOL SM           ES0176252718    7-Jun-05      exchange with express powers to exclude the
Mallorca                                                                       preferential subscription right for the
                                                                               shareholders and the bondholders and to guarantee
                                                                               the issues made by subsidiaries and the capital
                                                                               increase for the necessary amounts, rendering void
                                                                               the authorization granted with respect thereto by
                                                                               the GM held on 6/8/04.
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                                                                               (11) Authorize the Board  to carry out the
                                                                               derivative acquistion of the Sol Melia, Sociedad
                                                                               Anonima Shares either directly or via subsidiary
Sol Melia SA, Palmade           SOL SM           ES0176252718    7-Jun-05      companies, within a 18 month period after its
Mallorca                                                                       resolution by the meeting; ratify the acquisitions
                                                                               carried out since the last GM, rendering void the
                                                                               authorization granted with respect thereto by the
                                                                               GM held on 6/8/04.
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Sol Melia SA, Palmade           SOL SM           ES0176252718    7-Jun-05      (12) Approve to delegate the powers to execute and
Mallorca                                                                       deliver resolutions passed by the meeting and for
                                                                               their public recording.
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Sol Melia SA, Palmade           SOL SM           ES0176252718    7-Jun-05      (13) Approve the minutes of the proceedings; adopt
Mallorca                                                                       them as a correct record.
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Tokyo Electronics Ltd           8035 JP          JP3571400005    24-Jun-05     Annual General Meeting.
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Trend Micro Inc.                4704 JP          JP3637300009    25-Mar-05     Annual General Meeting.
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Unicredoti Italiano SPA,        UC IM            IT0000064854    27-Jul-05     (O.1) Approve to state the Internal Auditors' and
Genova                                                                         their Chairman's salary as per the Legislative
                                                                               decree 231/2001.
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                                                                               (E.1) Approve the capital increase as per the
                                                                               Article 2441 comma 4 and 6 of the Italian Civil
Unicredoti Italiano SPA,        UC IM            IT0000064854    27-Jul-05     Code for a max amount of EUR 2,343,642,931 by
Genova                                                                         issuing  max number 4,687,285,862 ordinary shares
                                                                               to be paid up through HVB, Bank of Austria and BPH
                                                                               and amend the Article 5 of the By-laws.
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Unicredoti Italiano SPA,        UC IM            IT0000064854    27-Jul-05     (E.2) Amend the Article Bylaw.
Genova
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United Arrows Ltd, Tokyo        7606 JP          JP3949400000    23-Jun-05     Annual General Meeting.
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                                                                                    FUND'S VOTE FOR OR
                                                                                  AGAINST PROPOSAL, OR
                                        WHO PROPOSED          WHETHER FUND           ABSTAIN; FOR OR           WHETHER VOTE WAS
                                       MATTER: ISSUER         CAST VOTE ON         WITHHOLD REGARDING          FOR OR AGAINST
ISSUER OF PORTFOLIO SECURITY           / SHAREHOLDER             MATTER           ELECTION OF DIRECTORS          MANAGEMENT
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Aareal Bank AG, Wiesbaden                Issuer                  Voted                 For proposal                For

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Aareal Bank AG, Wiesbaden                Issuer                  Voted                 For proposal                For

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Aareal Bank AG, Wiesbaden                Issuer                  Voted                 For proposal                For
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Aareal Bank AG, Wiesbaden                Issuer                  Voted                 For proposal                For
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Aareal Bank AG, Wiesbaden                Issuer                  Voted                 For proposal                For






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Aareal Bank AG, Wiesbaden                Issuer                  Voted                 For proposal                For



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Aareal Bank AG, Wiesbaden                Issuer                  Voted                 For proposal                For






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Aareal Bank AG, Wiesbaden                Issuer                  Voted                 For proposal                For

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Aareal Bank AG, Wiesbaden                Issuer                  Voted                 For proposal                For

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AGFA-Gevaert NV, Mortsel                 Issuer                  Voted                 For proposal                For








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AGFA-Gevaert NV, Mortsel                 Issuer                  Voted                 For proposal                For



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AGFA-Gevaert NV, Mortsel                 Issuer                  Voted                 Against proposal            Against




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AGFA-Gevaert NV, Mortsel                 Issuer                  Voted                 Abstain                     Against


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AGFA-Gevaert NV, Mortsel                 Issuer                  Voted                 For proposal                For







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AGFA-Gevaert NV, Mortsel                 Issuer                  Voted                 For proposal                For




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AGFA-Gevaert NV, Mortsel                 Issuer                  Voted                 For proposal                For




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AGFA-Gevaert NV, Mortsel                 Issuer                  Voted                 Abstain                     Against





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AGFA-Gevaert NV, Mortsel                 Issuer                  Voted                 Abstain                     Against



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AGFA-Gevaert NV, Mortsel                 Issuer                  Voted                 For proposal                For





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AGFA-Gevaert NV, Mortsel                 Issuer                  Voted                 For proposal                For




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AGFA-Gevaert NV, Mortsel                 Issuer                  Voted                 For proposal                For




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AGFA-Gevaert NV, Mortsel                 Issuer                  Voted                 Abstain                     Against



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AGFA-Gevaert NV, Mortsel                 Issuer                  Voted                 For proposal                For









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AGFA-Gevaert NV, Mortsel                 Issuer                  Voted                 For proposal                For


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Cargotec OYJ                             Issuer                  Voted                 For proposal                For
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Cargotec OYJ                             Issuer                  Voted                 For proposal                For

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Cargotec OYJ                             Issuer                  Voted                 For proposal                For

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Cathay Real Estate                       Issuer                  Voted                 For proposal                For
Development Co., Ltd
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Cathay Real Estate                       Issuer                  Voted                 For proposal                For
Development Co., Ltd
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Cathay Real Estate                       Issuer                  Voted                 For proposal                For
Development Co., Ltd
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Cathay Real Estate                       Issuer                  Voted                 For proposal                For
Development Co., Ltd
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Cathay Real Estate                       Issuer                  Voted                 Abstain                     Against
Development Co., Ltd
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Cathay Real Estate                       Issuer                  Voted                 For proposal                For
Development Co., Ltd
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Cathay Real Estate                       Issuer                  Voted                 Abstain                     Against
Development Co., Ltd
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C&C Group PLC, Dublin                    Issuer                  Voted                 For proposal                For

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C&C Group PLC, Dublin                    Issuer                  Voted                 For proposal                For
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C&C Group PLC, Dublin                    Issuer                  Voted                 For proposal                For
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C&C Group PLC, Dublin                    Issuer                  Voted                 For proposal                For
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C&C Group PLC, Dublin                    Issuer                  Voted                 For proposal                For
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C&C Group PLC, Dublin                    Issuer                  Voted                 For proposal                For
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C&C Group PLC, Dublin                    Issuer                  Voted                 For proposal                For

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C&C Group PLC, Dublin                    Issuer                  Voted                 For proposal                For



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C&C Group PLC, Dublin                    Issuer                  Voted                 For proposal                For
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C&C Group PLC, Dublin                    Issuer                  Voted                 For proposal                For

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C&C Group PLC, Dublin                    Issuer                  Voted                 For proposal                For
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C&C Group PLC, Dublin                    Issuer                  Voted                 For proposal                For
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Fortune Real Estate                      Issuer                  Voted                 For proposal                For
Development Co., Ltd
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Fortune Real Estate                      Issuer                  Voted                 For proposal                For
Development Co., Ltd
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Fortune Real Estate                      Issuer                  Voted                 For proposal                For
Development Co., Ltd
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Fortune Real Estate                      Issuer                  Voted                 For proposal                For
Development Co., Ltd
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Fortune Real Estate                      Issuer                  Voted                 For proposal                For
Development Co., Ltd
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Fortune Real Estate                      Issuer                  Voted                 For proposal                For
Development Co., Ltd
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Fortune Real Estate                      Issuer                  Voted                 For proposal                For
Development Co., Ltd
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Fortune Real Estate                      Issuer                  Voted                 For proposal                For
Development Co., Ltd

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Fortune Real Estate                      Issuer                  Voted                 For proposal                For
Development Co., Ltd
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Fortune Real Estate                      Issuer                  Voted                 For proposal                For
Development Co., Ltd
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Fourlis Holding, SA                      Issuer                  Voted                 For proposal                For

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Fourlis Holding, SA                      Issuer                  Voted                 For proposal                For

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Fourlis Holding, SA                      Issuer                  Voted                 For proposal                For

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Fourlis Holding, SA                      Issuer                  Voted                 For proposal                For

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Fourlis Holding, SA                      Issuer                  Voted                 For proposal                For

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Fourlis Holding, SA                      Issuer                  Voted                 Against proposal            Against


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Fourlis Holding, SA
                                         Issuer                  Voted                 For proposal                For

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Fourlis Holding, SA                      Issuer                  Voted                 For proposal                For

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Fourlis Holding, SA                      Issuer                  Voted                 For proposal                For
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                                         Issuer                  Voted                 For proposal                For
Fourlis Holding, SA

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Fourlis Holding, SA                      Issuer                  Voted                 For proposal                For

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Fourlis Holding, SA                      Issuer                  Voted                 For proposal                For
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Fresenuis AG                             Issuer                  Voted                 For proposal                For
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Germanos SA                              Issuer                  Voted                 For proposal                For

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Germanos SA                              Issuer                  Voted                 For proposal                For

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Germanos SA                              Issuer                  Voted                 For proposal                For

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Germanos SA                              Issuer                  Voted                 For proposal                For

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Germanos SA                              Issuer                  Voted                 For proposal                For


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Germanos SA                              Issuer                  Voted                 For proposal                For

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Germanos SA                              Issuer                  Voted                 For proposal                For

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Germanos SA                              Issuer                  Voted                 For proposal                For


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Germanos SA                              Issuer                  Voted                 For proposal                For

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Germanos SA                              Issuer                  Voted                 For proposal                For

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Germanos SA                              Issuer                  Voted                 For proposal                For

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Germanos SA                              Issuer                  Voted                 For proposal                For

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Germanos SA                              Issuer                  Voted                 For proposal                For


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Germanos SA                              Issuer                  Voted                 Abstain                     Against
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Groupe Bourbon SA                        Issuer                  Voted                 For proposal                For


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Groupe Bourbon SA                        Issuer                  Voted                 For proposal                For

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Groupe Bourbon SA                        Issuer                  Voted                 For proposal                For



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Groupe Bourbon SA                        Issuer                  Voted                 For proposal                For

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Groupe Bourbon SA                        Issuer                  Voted                 For proposal                For



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Groupe Bourbon SA                        Issuer                  Voted                 For proposal                For


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Groupe Bourbon SA                        Issuer                  Voted                 For proposal                For


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Groupe Bourbon SA                        Issuer                  Voted                 For proposal                For

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Groupe Bourbon SA                        Issuer                  Voted                 For proposal                For

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                                         Issuer                  Voted                 For proposal                For
Groupe Bourbon SA

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Groupe Bourbon SA                        Issuer                  Voted                 For proposal                For


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Groupe Bourbon SA                        Issuer                  Voted                 For proposal                For

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Groupe Bourbon SA                        Issuer                  Voted                 For proposal                For

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HomeServe PLC                            Issuer                  Voted                 For proposal                For

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HomeServe PLC                            Issuer                  Voted                 For proposal                For
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HomeServe PLC                            Issuer                  Voted                 For proposal                For

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HomeServe PLC                            Issuer                  Voted                 For proposal                For
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HomeServe PLC                            Issuer                  Voted                 For proposal                For

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HomeServe PLC                            Issuer                  Voted                 For proposal                For

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HomeServe PLC                            Issuer                  Voted                 For proposal                For


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HomeServe PLC                            Issuer                  Voted                 For proposal                For



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HomeServe PLC                            Issuer                  Voted                 For proposal                For



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HomeServe PLC                            Issuer                  Voted                 For proposal                For

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HomeServe PLC                            Issuer                  Voted                 For proposal                For


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Hugo Boss AG                             Issuer                  Voted                 For proposal                For


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Hugo Boss AG                             Issuer                  Voted                 For proposal                For

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Hugo Boss AG                             Issuer                  Voted                 For proposal                For

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Hugo Boss AG                             Issuer                  Voted                 For proposal                For
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Hugo Boss AG                             Issuer                  Voted                 For proposal                For

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Hugo Boss AG                             Issuer                  Voted                 For proposal                For


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Hugo Boss AG                             Issuer                  Voted                 For proposal                For

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Hugo Boss AG                             Issuer                  Voted                 For proposal                For

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Hugo Boss AG                             Issuer                  Voted                 For proposal                For

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Hugo Boss AG                             Issuer                  Voted                 For proposal                For

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Hugo Boss AG                             Issuer                  Voted                 For proposal                For

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Hugo Boss AG                             Issuer                  Voted                 For proposal                For

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Hugo Boss AG                             Issuer                  Voted                 For proposal                For

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Hugo Boss AG                             Issuer                  Voted                 For proposal                For

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Hugo Boss AG                             Issuer                  Voted                 For proposal                For
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Ibiden Co. Ltd, OGAKI                    Issuer                  Voted                 For proposal                For


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Ibiden Co. Ltd, OGAKI                    Issuer                  Voted                 For proposal                For

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Ibiden Co. Ltd, OGAKI                    Issuer                  Voted                 For proposal                For
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Ibiden Co. Ltd, OGAKI                    Issuer                  Voted                 For proposal                For
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Ibiden Co. Ltd, OGAKI                    Issuer                  Voted                 For proposal                For
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Ibiden Co. Ltd, OGAKI                    Issuer                  Voted                 For proposal                For
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Ibiden Co. Ltd, OGAKI                    Issuer                  Voted                 For proposal                For
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Ibiden Co. Ltd, OGAKI                    Issuer                  Voted                 For proposal                For
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Ibiden Co. Ltd, OGAKI                    Issuer                  Voted                 For proposal                For
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Ibiden Co. Ltd, OGAKI                    Issuer                  Voted                 For proposal                For
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Ibiden Co. Ltd, OGAKI                    Issuer                  Voted                 For proposal                For
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Ibiden Co. Ltd, OGAKI                    Issuer                  Voted                 For proposal                For
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Ibiden Co. Ltd, OGAKI                    Issuer                  Voted                 For proposal                For
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Ibiden Co. Ltd, OGAKI                    Issuer                  Voted                 For proposal                For
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Ibiden Co. Ltd, OGAKI                    Issuer                  Voted                 For proposal                For
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Ibiden Co. Ltd, OGAKI                    Issuer                  Voted                 For proposal                For
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Ibiden Co. Ltd, OGAKI                    Issuer                  Voted                 For proposal                For
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Ibiden Co. Ltd, OGAKI                    Issuer                  Voted                 For proposal                For

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Ibiden Co. Ltd, OGAKI                    Issuer                  Voted                 For proposal                For

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IWKA AG                                  Issuer                  Voted                 For proposal                For


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IWKA AG                                  Issuer                  Voted                 For proposal                For


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IWKA AG                                  Issuer                  Voted                 Abstain                     Against

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IWKA AG                                  Issuer                  Voted                 Abstain                     Against

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IWKA AG                                  Issuer                  Voted                 For proposal                For


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IWKA AG                                  Issuer                  Voted                 For proposal                For



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IWKA AG                                  Issuer                  Voted                 For proposal                For

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IWKA AG                                  Issuer                  Voted                 For proposal                For


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IWKA AG                                  Issuer                  Voted                 For proposal                For
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IWKA AG                                  Shareholders            Voted                 For proposal                For

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IWKA AG                                  Shareholders            Voted                 For proposal                For

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IWKA AG                                  Shareholders            Voted                 For proposal                For

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IWKA AG                                  Shareholders            Voted                 For proposal                For

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Kone OYJ                                 Issuer                  Voted                 For proposal                For
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Kone OYJ                                 Issuer                  Voted                 For proposal                For

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Kone OYJ                                 Issuer                  Voted                 For proposal                For

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M.J. Maillis SA                          Issuer                  Voted                 For                         For


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Matsui Securities Co., Ltd               Issuer                  Voted                 For proposal                For

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Matsui Securities Co., Ltd               Issuer                  Voted                 For proposal                For
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Matsui Securities Co., Ltd               Issuer                  Voted                 For proposal                For
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Matsui Securities Co., Ltd               Issuer                  Voted                 For proposal                For
------------------------------------------------------------------------------------------------------------------------------------
Matsui Securities Co., Ltd               Issuer                  Voted                 For proposal                For
------------------------------------------------------------------------------------------------------------------------------------
Matsui Securities Co., Ltd               Issuer                  Voted                 For proposal                For
------------------------------------------------------------------------------------------------------------------------------------
Matsui Securities Co., Ltd               Issuer                  Voted                 For proposal                For
------------------------------------------------------------------------------------------------------------------------------------
Matsui Securities Co., Ltd               Issuer                  Voted                 For proposal                For
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Matsui Securities Co., Ltd               Issuer                  Voted                 For proposal                For
------------------------------------------------------------------------------------------------------------------------------------
Matsui Securities Co., Ltd               Issuer                  Voted                 For proposal                For
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Matsui Securities Co., Ltd               Issuer                  Voted                 For proposal                For
------------------------------------------------------------------------------------------------------------------------------------
Mitsubishi Tokyo Financial               Issuer                  Voted                 For proposal                For
Group, Inc.

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Mitsubishi Tokyo Financial               Issuer                  Voted                 For proposal                For
Group, Inc.
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Mitsubishi Tokyo Financial               Issuer                  Voted                 For proposal                For
Group, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Mitsubishi Tokyo Financial               Issuer                  Voted                 For proposal                For
Group, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Mitsubishi Tokyo Financial               Issuer                  Voted                 For proposal                For
Group, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Mitsubishi Tokyo Financial               Issuer                  Voted                 For proposal                For
Group, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Mitsubishi Tokyo Financial               Issuer                  Voted                 For proposal                For
Group, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Mitsubishi Tokyo Financial               Issuer                  Voted                 For proposal                For
Group, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Mitsubishi Tokyo Financial               Issuer                  Voted                 For proposal                For
Group, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Mitsubishi Tokyo Financial               Issuer                  Voted                 For proposal                For
Group, Inc.
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Neopost SA, Bagneux                      Issuer                  Voted                 For proposal                For


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Neopost SA, Bagneux                      Issuer                  Voted                 For proposal                For

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Neopost SA, Bagneux                      Issuer                  Voted                 For proposal                For

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Neopost SA, Bagneux                      Issuer                  Voted                 For proposal                For


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Neopost SA, Bagneux                      Issuer                  Voted                 For proposal                For

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Neopost SA, Bagneux                      Issuer                  Voted                 For proposal                For

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Neopost SA, Bagneux                      Issuer                  Voted                 For proposal                For

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Neopost SA, Bagneux                      Issuer                  Voted                 For proposal                For

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Neopost SA, Bagneux                      Issuer                  Voted                 For proposal                For

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Neopost SA, Bagneux                      Issuer                  Voted                 For proposal                For

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Neopost SA, Bagneux                      Issuer                  Voted                 For proposal                For

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Neopost SA, Bagneux                      Issuer                  Voted                 For proposal                For



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Neopost SA, Bagneux                      Issuer                  Voted                 For proposal                For


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Neopost SA, Bagneux                      Issuer                  Voted                 For proposal                For



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Neopost SA, Bagneux                      Issuer                  Voted                 For proposal                For


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Neopost SA, Bagneux                      Issuer                  Voted                 For proposal                For


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Neopost SA, Bagneux                      Issuer                  Voted                 For proposal                For



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                                         Issuer                  Voted                 For proposal                For

Neopost SA, Bagneux



------------------------------------------------------------------------------------------------------------------------------------
                                         Issuer                  Voted                 For proposal                For
Neopost SA, Bagneux


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Neopost SA, Bagneux                      Issuer                  Voted                 For proposal                For


------------------------------------------------------------------------------------------------------------------------------------



Neopost SA, Bagneux                      Issuer                  Voted                 For proposal                For



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Neopost SA, Bagneux                      Issuer                  Voted                 For proposal                For






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Neopost SA, Bagneux                      Issuer                  Voted                 For proposal                For


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Nexity                                   Issuer                  Voted                 For proposal                For
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Nexity                                   Issuer                  Voted                 For proposal                For
------------------------------------------------------------------------------------------------------------------------------------

Nexity                                   Issuer                  Voted                 For proposal                For

------------------------------------------------------------------------------------------------------------------------------------




Nexity                                   Issuer                  Voted                 For proposal                For





------------------------------------------------------------------------------------------------------------------------------------




Nexity                                   Issuer                  Voted                 For proposal                For



------------------------------------------------------------------------------------------------------------------------------------




Nexity                                   Issuer                  Voted                 Abstain                     Against



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Nexity                                   Issuer                  Voted                 For proposal                For

------------------------------------------------------------------------------------------------------------------------------------

Nexity                                   Issuer                  Voted                 For proposal                For


------------------------------------------------------------------------------------------------------------------------------------


Nexity                                   Issuer                  Voted                 For proposal                For


------------------------------------------------------------------------------------------------------------------------------------




Nexity                                   Issuer                  Voted                 For proposal                For






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Nexity                                   Issuer                  Voted                 For proposal                For

------------------------------------------------------------------------------------------------------------------------------------
Nexity                                   Issuer                  Voted                 For proposal                For

------------------------------------------------------------------------------------------------------------------------------------


Nexity                                   Issuer                  Voted                 For proposal                For


------------------------------------------------------------------------------------------------------------------------------------


Nexity                                   Issuer                  Voted                 For proposal                For

------------------------------------------------------------------------------------------------------------------------------------
Nexity                                   Issuer                  Voted                 For proposal                For

------------------------------------------------------------------------------------------------------------------------------------






Nexity                                   Issuer                  Voted                 For proposal                For







------------------------------------------------------------------------------------------------------------------------------------


Nexity                                   Issuer                  Voted                 For proposal                For


------------------------------------------------------------------------------------------------------------------------------------


Nexity                                   Issuer                  Voted                 For proposal                For


------------------------------------------------------------------------------------------------------------------------------------


Nexity                                   Issuer                  Voted                 For proposal                For


------------------------------------------------------------------------------------------------------------------------------------

                                         Issuer                  Voted                 For proposal                For

------------------------------------------------------------------------------------------------------------------------------------

Nexity                                   Issuer                  Voted                 For proposal                For


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Pernod-Ricard                            Issuer                  Voted                 For proposal                For









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Pernod-Ricard                            Issuer                  Voted                 For proposal                For



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Pernod-Ricard                            Issuer                  Voted                 For proposal                For



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Pernod-Ricard                            Issuer                  Voted                 For proposal                For


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Pernod-Ricard                            Issuer                  Voted                 For proposal                For



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Pfleiderer AG, Neumarkt                  Issuer                  Voted                 For proposal                For


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Pfleiderer AG, Neumarkt                  Issuer                  Voted                 For proposal                For
------------------------------------------------------------------------------------------------------------------------------------
Pfleiderer AG, Neumarkt                  Issuer                  Voted                 For proposal                For
------------------------------------------------------------------------------------------------------------------------------------
Pfleiderer AG, Neumarkt                  Issuer                  Voted                 For proposal                For

------------------------------------------------------------------------------------------------------------------------------------
Pfleiderer AG, Neumarkt                  Issuer                  Voted                 For proposal                For

------------------------------------------------------------------------------------------------------------------------------------





Pfleiderer AG, Neumarkt                  Issuer                  Voted                 For proposal                For








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Pfleiderer AG, Neumarkt                  Issuer                  Voted                 For proposal                For




------------------------------------------------------------------------------------------------------------------------------------







Pfleiderer AG, Neumarkt                  Issuer                  Voted                 For proposal                For








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Pfleiderer AG, Neumarkt                  Issuer                  Voted                 For proposal                For
------------------------------------------------------------------------------------------------------------------------------------
Scomi Group BHD                          Issuer                  Voted                 For proposal                For

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Scomi Group BHD                          Issuer                  Voted                 For proposal                For


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Sol Melia SA, Palmade                    Issuer                  Voted                 For proposal                For
Mallorca


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Sol Melia SA, Palmade                    Issuer                  Voted                 For proposal                For
Mallorca
------------------------------------------------------------------------------------------------------------------------------------
Sol Melia SA, Palmade                    Issuer                  Voted                 For proposal                For
Mallorca
------------------------------------------------------------------------------------------------------------------------------------


Sol Melia SA, Palmade                    Issuer                  Voted                 For proposal                For
Mallorca


------------------------------------------------------------------------------------------------------------------------------------

Sol Melia SA, Palmade                    Issuer                  Voted                 For proposal                For
Mallorca

------------------------------------------------------------------------------------------------------------------------------------





Sol Melia SA, Palmade                    Issuer                  Voted                 For proposal                For
Mallorca




------------------------------------------------------------------------------------------------------------------------------------

Sol Melia SA, Palmade                    Issuer                  Voted                 For proposal                For
Mallorca

------------------------------------------------------------------------------------------------------------------------------------
Sol Melia SA, Palmade                    Issuer                  Voted                 For proposal                For
Mallorca
-------------------------------- -  --------------------    ----------------- -  ------------------------ -  ----------------------



Sol Melia SA, Palmade                    Issuer                  Voted                 For proposal                For
Mallorca


------------------------------------------------------------------------------------------------------------------------------------





Sol Melia SA, Palmade                    Issuer                  Voted                 For proposal                For
Mallorca





------------------------------------------------------------------------------------------------------------------------------------



Sol Melia SA, Palmade                    Issuer                  Voted                 For proposal                For
Mallorca



------------------------------------------------------------------------------------------------------------------------------------
Sol Melia SA, Palmade                    Issuer                  Voted                 For proposal                For
Mallorca

------------------------------------------------------------------------------------------------------------------------------------
Sol Melia SA, Palmade                    Issuer                  Voted                 For proposal                For
Mallorca
------------------------------------------------------------------------------------------------------------------------------------
Tokyo Electronics Ltd                    Issuer                  Voted                 For                         For
------------------------------------------------------------------------------------------------------------------------------------
Trend Micro Inc.                         Issuer                  Voted                 For                         For
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Unicredoti Italiano SPA,                 Issuer                  Voted                 For proposal                For
Genova

------------------------------------------------------------------------------------------------------------------------------------


Unicredoti Italiano SPA,                 Issuer                  Voted                 For proposal                For
Genova


------------------------------------------------------------------------------------------------------------------------------------
Unicredoti Italiano SPA,                 Issuer                  Voted                 For proposal                For
Genova
------------------------------------------------------------------------------------------------------------------------------------
United Arrows Ltd, Tokyo                 Issuer                  Voted                 For                         For
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* Complete for each series of the Registrant, as applicable.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant       UBS TAMARACK INTERNATIONAL FUND L.L.C.
                 --------------------------------------

By (Signature and Title)*     /s/ DOUGLAS A. LINDGREN
                           -----------------------------------------------------
                              Douglas A. Lindgren, Principal Executive Officer

Date: MAY 22, 2006
      ------------

* Print the name and title of each signing officer under his or her signature.